Temporary Equity And Permanent Deficit - Additional Information (Detail) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	43,686	10,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	640,000	640,000
Common stock, shares outstanding	640,000	640,000
Temporary equity shares outstanding	25,000,000	25,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000	6,250,000
Percent of founders shares to Company's issued and outstanding ordinary shares	20.00%	20.00%